Employee benefits, Expenses and liabilities recognized for pensions and other employee remunerations (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Expenses recognized [Abstract]
Salaries, benefits and inherent	$ 347,403	$ 550,491	$ 654,677
Pensions - defined benefit plans	21,211	21,284	(14,764)
Employee benefits expense	368,614	571,775	$ 639,913
Long-term [Abstract]
Employee benefits	176,606	175,560
Short term liabilities and remunerations [Abstract]
Short-term employee benefits accruals	1,404	1,678
Actuarial (loss) gain net of taxes	10,801	223
Pensions and Seniority Premiums [Member]
Long-term [Abstract]
Employee benefits	151,002	150,873
Termination of Employment [Member]
Long-term [Abstract]
Employee benefits	$ 25,604	$ 24,687